9 Related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Trade accounts receivable	R$ 4,731,979	R$ 2,285,750
Inventories	8,383,650	7,625,084
Dividends and interest on capital	165	3,074
Total assets	86,083,919	68,129,037
Current liabilities
Trade payables	9,946,315	9,116,989
Payable notes	235,324	133,858
Other payables	466,341	930,638
Loan to non-controlling shareholders of Braskem Idesa	3,222,493	2,395,887
Sales of products	58,543,494	52,323,525	R$ 57,999,866
Purchases of raw materials, finished goods services and utilities	47,331,414	45,879,118	46,576,657
Financial income (expenses), net	(9,611,892)	(4,756,751)	(4,675,482)
Other income (expenses)	(7,187,872)	(2,038,508)	472,509
General and administrative expenses	1,918,747	2,224,180	1,793,185
Novonor and subsidiaries and associates [member]
Current liabilities
Trade payables	33,100	12,402
Payable notes		58
Total liabilities	33,100	12,460
Purchases of raw materials, finished goods services and utilities	(133,127)	(293,501)	(460,480)
Financial income (expenses), net	(452)	(96)
Other income (expenses)		(34,873)	4,214
Petrobras and subsidiaries [member]
Current assets
Trade accounts receivable	6,354	4,257
Inventories	35,998	17,242
Total assets	42,352	21,499
Current liabilities
Trade payables	601,203	133,759
Other payables	478	1,420
Total liabilities	601,681	135,179
Sales of products	182,521	665,417	1,225,443
Purchases of raw materials, finished goods services and utilities	(14,566,840)	(12,584,453)	(15,540,144)
Financial income (expenses), net	(3,810)	(5)	(49)
Other related parties [member]
Current assets
Trade accounts receivable	14,509	4,557
Dividends and interest on capital	165	3,074
Total assets	14,674	7,631
Current liabilities
Trade payables	9,641	9,819
Other payables	119	136
Loan to non-controlling shareholders of Braskem Idesa	3,222,493	2,395,887
Total liabilities	3,232,253	2,405,842
Sales of products	326,825	588,785	736,192
Purchases of raw materials, finished goods services and utilities	(20,350)	(10,738)	(3,800)
Financial income (expenses), net	(818)	(10,967)	(106,516)
Post-employment benefits plan ("EPE") Private pension ("Vexty")	(46,738)	(50,889)	(48,514)
Associates companies, jointly-controlled investment and related companies [member]
Current assets
Trade accounts receivable	20,863	8,814
Inventories	35,998	17,242
Dividends and interest on capital	165	3,074
Total assets	57,026	29,130
Current liabilities
Trade payables	643,944	155,980
Payable notes		58
Other payables	597	1,556
Loan to non-controlling shareholders of Braskem Idesa	3,222,493	2,395,887
Total liabilities	3,867,034	2,553,481
Sales of products	509,346	1,254,202	1,961,635
Purchases of raw materials, finished goods services and utilities	(14,720,317)	(12,888,692)	(16,004,424)
Financial income (expenses), net	(5,080)	(11,068)	(106,565)
Other income (expenses)		(34,873)	4,214
Post-employment benefits plan ("EPE") Private pension ("Vexty")	R$ (46,738)	R$ (50,889)	R$ (48,514)